Stock-based Compensation and Benefit Plans - Schedule of Stock Options Outstanding and Exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	225,231
Weighted Average Remaining Contractual Life	3 years 6 months 7 days
Weighted Average Price	$ 21.99
Aggregate Intrinsic Value	$ 29		$ 62
Number Exercisable	147,817
Weighted Average Price, Exercisable	$ 27.05
Aggregate Intrinsic Value, Options Exercisable	$ 10
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 6.15
Stock option, exercise price, Maximum	$ 9.92
Number Outstanding	60,389
Weighted Average Remaining Contractual Life	4 years 1 month 21 days
Weighted Average Price	$ 8.64
Aggregate Intrinsic Value	$ 29
Number Exercisable	20,772
Weighted Average Price, Exercisable	$ 8.66
Aggregate Intrinsic Value, Options Exercisable	$ 10
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 9.93
Stock option, exercise price, Maximum	$ 15.74
Number Outstanding	31,915
Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Weighted Average Price	$ 11.79
Aggregate Intrinsic Value
Number Exercisable	12,319
Weighted Average Price, Exercisable	$ 12.18
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 15.75
Stock option, exercise price, Maximum	$ 30.38
Number Outstanding	49,105
Weighted Average Remaining Contractual Life	3 years 6 months 15 days
Weighted Average Price	$ 19.23
Aggregate Intrinsic Value
Number Exercisable	33,496
Weighted Average Price, Exercisable	$ 19.25
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 33.75
Stock option, exercise price, Maximum	$ 90.00
Number Outstanding	83,822
Weighted Average Remaining Contractual Life	2 years 8 months 16 days
Weighted Average Price	$ 37.11
Aggregate Intrinsic Value
Number Exercisable	81,230
Weighted Average Price, Exercisable	$ 37.22
Aggregate Intrinsic Value, Options Exercisable